Repurchase Agreements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Agreement	Dec. 31, 2006 Agreement	Dec. 31, 2012
Banking And Thrift [Abstract]
Number of long term repurchase agreements	2	2
Investment securities for repurchase agreements	$ 55.7
Maximum repurchase balances outstanding	$ 58.1		$ 52.5